SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                    Form N-1A

                   REGISTRATION STATEMENT (NO. 33-34494) UNDER
                           THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 16

                                       and

                     REGISTRATION STATEMENT (811-6093) UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 17

                        VANGUARD INSTITUTIONAL INDEX FUND
         (Exact Name of Registrant as Specified in Declaration of Trust)

                  Post Office Box 2600, Valley Forge, PA 19482
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number (610) 669-1000

                            R.GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

       It is proposed that this filing become effective: on April 30, 1999 pursuant to paragraph (b)(1)(iii) of Rule 485.

    Approximate Date of Proposed Public Offering As soon as practicable after this Registration Statement becomes effective.

We have elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended December 31, 1998 on March 29, 1999.

The Part A, Part B and Part C of the filing in Form N-1A for Vanguard Institutional Index Fund are hereby incorporated by reference. Please refer to the 485 (a)Post-Effective Amendment No. 15 which was filed with the Securities and Exchange Commission on February 25, 1999, File Number 33-34494.